Net Loss Per Share (Tables)	11 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Common Shares Excluded from Computation of Diluted Net Loss Per Common Share
The following table presents the securities that are excluded from the computation of diluted net loss per common share as of December 31, 2021, because including them would have been antidilutive. There were no potentially dilutive securities as of January 31, 2021.

December 31, 2021
Public Warrants	8,500,000
Private Placement Warrants	114,000
Unvested RSUs	11,055,948

19,669,948